Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Schedule of estimated future benefit payaments for its pension and postretirement benefits
The Plan’s estimated future benefit payments for its pension and postretirement benefits (without reduction for Medicare subsidy receipts) at December 31, 2012 are as follows:

December 31,	Pension Benefits		Postretirement Benefits
(In millions of dollars)	U.S.	Non-U.S.	U.S.	Non-U.S.
2013	$210	$275	$11	$4
2014	$221	$276	$11	$4
2015	$231	$287	$11	$4
2016	$242	$310	$11	$4
2017	$251	$321	$11	$5
2018-2022	$1,394	$1,910	$59	$27

Summary of the U.S. and non-U.S. plans investments measured at fair value on a recurring basis

	Fair Value Measurements at December 31, 2012
Assets (In millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common/Collective trusts	$16	$5,376	$—	$5,392
Corporate obligations	—	2,236	1	2,237
Corporate stocks	2,005	4	9	2,018
Private equity/Partnerships	2	2	824	828
Government securities	9	309	—	318
Real estate	11	8	357	376
Short-term investment funds	410	4	—	414
Company common stock	276	—	—	276
Other investments	11	112	216	339
Insurance group annuity contracts	—	—	23	23
Swaps	—	4	—	4
Total investments	$2,740	$8,055	$1,430	$12,225

	Fair Value Measurements at December 31, 2011
Assets (In millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common/Collective trusts	$10	$4,837	$—	$4,847
Corporate obligations	—	1,792	1	1,793
Corporate stocks	1,716	15	8	1,739
Private equity/Partnerships	—	1	779	780
Government securities	10	368	—	378
Real estate	14	4	319	337
Short-term investment funds	288	42	—	330
Company common stock	253	—	—	253
Other investments	1	34	202	237
Insurance group annuity contracts	—	—	20	20
Swaps	—	5	—	5
Total investments	$2,292	$7,098	$1,329	$10,719

Summary of changes in the fair value of the plans' Level 3 assets
The tables below set forth a summary of changes in the fair value of the plans’ Level 3 assets for the years ended December 31, 2012 and December 31, 2011:

Assets (In millions)	Fair Value, January 1, 2012	Purchases	Sales	Unrealized Gain/ (Loss)	Realized Gain/ (Loss)	Exchange Rate Impact	Transfers in/(out) and Other	Fair Value, December 31, 2012
Private equity/Partnerships	$779	$86	$(79)	$138	$(113)	$13	$—	$824
Real estate	319	11	(3)	104	(86)	12	—	357
Other investments	202	17	(24)	11	6	4	—	216
Insurance group annuity contracts	20	160	(157)	1	(1)	—	—	23
Corporate stocks	8	1	—	—	—	—	—	9
Corporate obligations	1	—	—	—	—	—	—	1
Total assets	$1,329	$275	$(263)	$254	$(194)	$29	$—	$1,430

Assets (In millions)	Fair Value, January 1, 2011	Purchases	Sales	Unrealized Gain/ (Loss)	Realized Gain/ (Loss)	Exchange Rate Impact	Transfers in/(out) and Other	Fair Value, December 31, 2011
Private equity/Partnerships	$746	$119	$(80)	$(83)	$70	$7	$—	$779
Real estate	293	—	—	22	(1)	5	—	319
Other investments	177	32	(13)	6	2	(2)	—	202
Insurance group annuity contracts	20	151	(150)	8	(9)	—	—	20
Corporate stocks	1	8	—	(1)	—	—	—	8
Corporate obligations	8	1	(8)	2	(1)	—	(1)	1
Total assets	$1,245	$311	$(251)	$(46)	$61	$10	$(1)	$1,329

Combined US & Significant Non-US Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of weighted average actuarial assumptions utilized defined benefit plans
The weighted average actuarial assumptions utilized for the U.S. and significant non-U.S. defined benefit plans and postretirement benefit plans are as follows:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Weighted average assumptions:
Discount rate (for expense)	4.91%	5.59%	5.05%	5.81%
Expected return on plan assets	8.03%	8.19%	—	—
Rate of compensation increase (for expense)	3.09%	4.08%	—	—
Discount rate (for benefit obligation)	4.38%	4.91%	4.32%	5.05%
Rate of compensation increase (for benefit obligation)	2.43%	3.09%	—	—

Schedule of components of net periodic benefit cost for U.S. defined benefit and other postretirement benefit plans
The components of the net periodic benefit cost for defined benefit and other postretirement plans are as follows:

Combined U.S. and significant non-U.S. Plans	Pension			Postretirement
For the Years Ended December 31,	Benefits			Benefits
(In millions of dollars)	2012	2011	2010	2012	2011	2010
Service cost	$240	$226	$197	$5	$5	$4
Interest cost	596	609	578	13	13	14
Expected return on plan assets	(905)	(887)	(815)	—	—	—
Amortization of prior service credit	(19)	(19)	(21)	(14)	(13)	(13)
Recognized actuarial loss (credit)	270	215	144	—	(4)	—
Net periodic benefit cost	$182	$144	$83	$4	$1	$5

U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of weighted average actuarial assumptions utilized defined benefit plans

The weighted average actuarial assumptions utilized in determining the above amounts for the U.S. defined benefit and other U.S. postretirement plans as of the end of the year are as follows:

	U.S. Pension Benefits		U.S. Postretirement Benefits
	2012	2011	2012	2011
Weighted average assumptions:
Discount rate (for expense)	5.15%	5.90%	5.10%	5.95%
Expected return on plan assets	8.75%	8.75%	—	—
Rate of compensation increase (for expense)	2.00%	3.90%	—	—
Discount rate (for benefit obligation)	4.45%	5.15%	4.25%	5.10%
Rate of compensation increase (for benefit obligation)	2.00%	2.00%	—	—

Schedule of components of net periodic benefit cost for U.S. defined benefit and other postretirement benefit plans
The components of the net periodic benefit cost for the U.S. defined benefit and other postretirement benefit plans are as follows:

U.S. Plans only	Pension Benefits			Postretirement Benefits
For the Years Ended December 31,
(In millions of dollars)	2012	2011	2010	2012	2011	2010
Service cost	$93	$83	$76	$3	$3	$3
Interest cost	230	231	227	8	8	10
Expected return on plan assets	(322)	(315)	(295)	—	—	—
Amortization of prior service credit	(16)	(16)	(18)	(13)	(13)	(13)
Recognized actuarial loss (credit)	152	100	71	(1)	(4)	—
Net periodic benefit cost (credit)	$137	$83	$61	$(3)	$(6)	$—

Schedule of MMC's defined benefit plans and postretirement plans
The following schedules provide information concerning the Company’s U.S. defined benefit pension plans and postretirement benefit plans:

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$4,533	$4,041	$162	$180
Service cost	93	83	3	3
Interest cost	230	231	8	8
Actuarial (gain) loss	522	352	13	(20)
Medicare Part D subsidy	—	—	3	4
Benefits paid	(181)	(174)	(13)	(13)
Benefit obligation, December 31	$5,197	$4,533	$176	$162
Change in plan assets:
Fair value of plan assets at beginning of year	$3,493	$3,444	$—	$—
Actual return on plan assets	500	199	—	—
Employer contributions	124	24	10	9
Medicare Part D subsidy	—	—	3	4
Benefits paid	(181)	(174)	(13)	(13)
Fair value of plan assets, December 31	$3,936	$3,493	$—	$—
Net funded status, December 31	$(1,261)	$(1,040)	$(176)	$(162)
Amounts recognized in the consolidated balance sheets:
Current liabilities	$(25)	$(124)	$(9)	$(9)
Noncurrent liabilities	(1,236)	(916)	(167)	(153)
Net liability recognized, December 31	$(1,261)	$(1,040)	$(176)	$(162)
Amounts recognized in other comprehensive income (loss):
Prior service credit	$23	$39	$—	$13
Net actuarial (loss) gain	(1,887)	(1,695)	(2)	12
Total recognized accumulated other comprehensive (loss) income, December 31	$(1,864)	$(1,656)	$(2)	$25
Cumulative employer contributions in excess (deficient) of net periodic cost	603	616	(174)	(187)
Net amount recognized in consolidated balance sheet	$(1,261)	$(1,040)	$(176)	$(162)
Accumulated benefit obligation at December 31	$5,114	$4,467	$—	$—

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Reconciliation of prior service credit (charge) recognized in accumulated other comprehensive income (loss):
Beginning balance	$39	$55	$13	$26
Recognized as component of net periodic benefit credit	(16)	(16)	(13)	(13)
Prior service credit, December 31	$23	$39	$—	$13

Schedule of unrecognized net actuarial gain (loss)

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Reconciliation of prior service credit (charge) recognized in accumulated other comprehensive income (loss):
Beginning balance	$39	$55	$13	$26
Recognized as component of net periodic benefit credit	(16)	(16)	(13)	(13)
Prior service credit, December 31	$23	$39	$—	$13

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Reconciliation of net actuarial gain (loss) recognized in accumulated other comprehensive income (loss):
Beginning balance	$(1,695)	$(1,327)	$12	$(4)
Recognized as component of net periodic benefit cost	152	100	(1)	(4)
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Liability experience	(522)	(352)	(13)	20
Asset experience	178	(116)	—	—
Total gain (loss) recognized as change in plan assets and benefit obligations	(344)	(468)	(13)	20
Net actuarial gain (loss), December 31	$(1,887)	$(1,695)	$(2)	$12

For the Years Ended December 31,	U.S. Pension Benefits			U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2010	2012	2011	2010
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$346	$467	$148	$24	$(9)	$26

Schedule of total recognized in net periodic benefit cost and other comprehensive income (loss)

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Reconciliation of net actuarial gain (loss) recognized in accumulated other comprehensive income (loss):
Beginning balance	$(1,695)	$(1,327)	$12	$(4)
Recognized as component of net periodic benefit cost	152	100	(1)	(4)
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Liability experience	(522)	(352)	(13)	20
Asset experience	178	(116)	—	—
Total gain (loss) recognized as change in plan assets and benefit obligations	(344)	(468)	(13)	20
Net actuarial gain (loss), December 31	$(1,887)	$(1,695)	$(2)	$12

For the Years Ended December 31,	U.S. Pension Benefits			U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2010	2012	2011	2010
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$346	$467	$148	$24	$(9)	$26

Schedule of change in assumed health care cost trend rates
A one percentage point change in assumed health care cost trend rates would have the following effects:

(In millions of dollars)	1 Percentage Point Increase	1 Percentage Point Decrease
Effect on total of service and interest cost components	$—	$—
Effect on postretirement benefit obligation	$1	$(5)

Schedule of estimated amounts that will be amortized from accumulated other comprehensive in the next fiscal year
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year:

	U.S. Pension Benefits	U.S. Postretirement Benefits
(In millions of dollars)	2013	2013
Prior service cost	$(16)	$—
Net actuarial loss	202	—
Projected cost	$186	$—

Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of weighted average actuarial assumptions utilized defined benefit plans

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
	2012	2011	2012	2011
Weighted average assumptions:
Discount rate (for expense)	4.77%	5.41%	4.95%	5.51%
Expected return on plan assets	7.68%	7.91%	—	—
Rate of compensation increase (for expense)	3.73%	4.19%	—	—
Discount rate (for benefit obligation)	4.33%	4.77%	4.45%	4.95%
Rate of compensation increase (for benefit obligation)	2.69%	3.73%	—	—

Schedule of components of net periodic benefit cost for U.S. defined benefit and other postretirement benefit plans
The components of the net periodic benefit cost for the non-U.S. defined benefit and other postretirement benefit plans and the curtailment, settlement and termination expenses are as follows:

For the Years Ended December 31,	Non-U.S. Pension Benefits			Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2010	2012	2011	2010
Service cost	$147	$143	$121	$2	$2	$1
Interest cost	366	378	351	5	5	4
Expected return on plan assets	(583)	(572)	(520)	—	—	—
Amortization of prior service cost	(3)	(3)	(3)	(1)	—	—
Recognized actuarial loss	118	115	73	1	—	—
Net periodic benefit cost	45	61	22	7	7	5
Settlement loss	1	—	5	—	—	—
Curtailment credit	(1)	—	—	—	—	—
Special termination benefits	—	—	1	—	—	—
Total cost	$45	$61	$28	$7	$7	$5

Schedule of unrecognized net actuarial gain (loss)

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Reconciliation of prior service credit (cost):
Beginning balance	$23	$23	$1	$1
Recognized as component of net periodic benefit credit	(3)	3	(1)	—
Effect of curtailment	(1)	—	—	—
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Plan amendments	71	(3)	—	—
Exchange rate adjustments	3	—	—	—
Prior service credit, December 31	$93	$23	$—	$1

Schedule of defined benefit plans disclosures and unrecognized net actuarial gain (loss) [Table Text Block]
The following schedules provide information concerning the Company’s non-U.S. defined benefit pension plans and non-U.S. postretirement benefit plans:

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$7,717	$6,802	$91	$83
Service cost	147	143	2	2
Interest cost	366	378	5	5
Employee contributions	11	14	—	—
Actuarial loss	419	575	10	5
Plan amendments	(71)	(3)	—	—
Effect of settlement	(11)	(7)	—	—
Effect of curtailment	(3)	(1)	(1)	—
Benefits paid	(278)	(266)	(4)	(4)
Foreign currency changes	280	66	4	—
Other	2	16	—	—
Benefit obligation at, December 31	$8,579	$7,717	$107	$91
Change in plan assets:
Fair value of plan assets at beginning of year	$7,206	$6,741	$—	$—
Actual return on plan assets	721	311	—	—
Effect of settlement	(11)	(6)	—	—
Company contributions	389	320	4	4
Employee contributions	11	14	—	—
Benefits paid	(278)	(266)	(4)	(4)
Foreign currency changes	273	82	—	—
Other	1	10	—	—
Fair value of plan assets, December 31	$8,312	$7,206	$—	$—
Net funded status, December 31	$(267)	$(511)	$(107)	$(91)
Amounts recognized in the consolidated balance sheets:
Non-current assets	$258	$39	$—	$—
Current liabilities	(6)	(106)	(4)	(4)
Non-current liabilities	(519)	(444)	(103)	(87)
Net liability recognized, December 31	$(267)	$(511)	$(107)	$(91)
Amounts recognized in other comprehensive income (loss):
Prior service credit	$93	$23	$—	$1
Net actuarial (loss) gain	(3,309)	(3,038)	(27)	(19)
Total recognized accumulated other comprehensive (loss) income, December 31	$(3,216)	$(3,015)	$(27)	$(18)
Cumulative employer contributions in excess (deficient) of net periodic cost	2,949	2,504	(80)	(73)
Net amount recognized in consolidated balance sheet, December 31	$(267)	$(511)	$(107)	$(91)
Accumulated benefit obligation, December 31	$8,229	$7,246	$—	$—

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Reconciliation of prior service credit (cost):
Beginning balance	$23	$23	$1	$1
Recognized as component of net periodic benefit credit	(3)	3	(1)	—
Effect of curtailment	(1)	—	—	—
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Plan amendments	71	(3)	—	—
Exchange rate adjustments	3	—	—	—
Prior service credit, December 31	$93	$23	$—	$1

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Reconciliation of net actuarial gain (loss):
Beginning balance	$(3,038)	$(2,305)	$(19)	$(14)
Recognized as component of net periodic benefit cost	118	115	1	—
Effect of settlement	1	—	—	—
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Liability experience	(419)	(575)	(10)	(5)
Asset experience	138	(261)	—	—
Effect of curtailment	3	(1)	1	—
Total amount recognized as change in plan assets and benefit obligations	(278)	(837)	(9)	(5)
Exchange rate adjustments	(112)	(11)	—	—
Net actuarial gain (loss), December 31	$(3,309)	$(3,038)	$(27)	$(19)

For the Years Ended December 31,	Non-U.S. Pension Benefits			Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2010	2012	2011	2010
Total recognized in net periodic benefit cost and other comprehensive loss	$246	$792	$66	$16	$12	$15

Schedule of total recognized in net periodic benefit cost and other comprehensive income (loss)

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2012	2011
Reconciliation of net actuarial gain (loss):
Beginning balance	$(3,038)	$(2,305)	$(19)	$(14)
Recognized as component of net periodic benefit cost	118	115	1	—
Effect of settlement	1	—	—	—
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Liability experience	(419)	(575)	(10)	(5)
Asset experience	138	(261)	—	—
Effect of curtailment	3	(1)	1	—
Total amount recognized as change in plan assets and benefit obligations	(278)	(837)	(9)	(5)
Exchange rate adjustments	(112)	(11)	—	—
Net actuarial gain (loss), December 31	$(3,309)	$(3,038)	$(27)	$(19)

For the Years Ended December 31,	Non-U.S. Pension Benefits			Non-U.S. Postretirement Benefits
(In millions of dollars)	2012	2011	2010	2012	2011	2010
Total recognized in net periodic benefit cost and other comprehensive loss	$246	$792	$66	$16	$12	$15

Schedule of change in assumed health care cost trend rates
A one percentage point change in assumed health care cost trend rates would have the following effects:

(In millions of dollars)	1 Percentage Point Increase	1 Percentage Point Decrease
Effect on total of service and interest cost components	$1	$(1)
Effect on postretirement benefit obligation	$12	$(10)

Schedule of estimated amounts that will be amortized from accumulated other comprehensive in the next fiscal year
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year:

	Non-U.S. Pension Benefits	Non-U.S. Postretirement Benefits
(In millions of dollars)	2013	2013
Prior service cost	$(6)	$—
Net actuarial loss	112	2
Projected cost	$106	$2